UNITED STATES	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21078

Registrant Name: PIMCO New York Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2008

Date of Reporting Period: February 29, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
NEW YORK MUNICIPAL BONDS & NOTES—89.8%
	Buffalo Municipal Water Finance Auth. Rev., Ser. B
	(Pre-refunded @ $100, 7/1/12) (FSA)(b)
$250	5.00%, 7/1/27	Aaa/AAA	$267,395
1,000	5.125%, 7/1/32	Aaa/AAA	1,074,580
2,400	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	2,112,480
10,000	Erie Cnty. Tobacco Asset Securitization Corp. Rev.,
	6.50%, 7/15/32, (Pre-refunded @ $101, 7/15/10) (b)	NR/AAA	10,913,600
	Liberty Dev. Corp. Rev.,
2,500	5.25%, 10/1/35 (g)	Aa3/AA-	2,401,425
1,700	5.50%, 10/1/37	Aa3/AA-	1,663,467
	Metropolitan Transportation Auth. Rev.,
1,200	5.00%, 11/15/26, Ser. B	A2/A	1,129,572
1,850	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	1,788,931
10,000	5.25%, 11/15/31, Ser. E	A2/A	9,932,200
7,000	5.35%, 7/1/31, Ser. B	A1/AAA	7,026,180
4,130	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128 (g)	Aa1/NR	3,671,653
2,400	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	NR/NR	2,303,184
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa3/AA	3,745,520
	New York City Health & Hospital Corp. Rev., Ser. A
1,100	5.375%, 2/15/26	A1/A	1,068,529
2,000	5.45%, 2/15/26	A1/A	1,975,140
	New York City Industrial Dev. Agcy. Rev.,
975	Eger Harbor, 4.95%, 11/20/32 (GNMA)	NR/AA+	848,308
1,415	Liberty Interactive Corp., 5.00%, 9/1/35	Baa3/BB	1,212,089
1,220	Staten Island Univ. Hospital, 6.45%, 7/1/32	B2/NR	1,191,928
1,500	United Jewish Appeal Fed., 5.00%, 7/1/27	Aa1/NR	1,465,380
	Yankee Stadium,
5,000	5.00%, 3/1/31 (FGIC)	A3/A	4,683,900
2,400	5.00%, 3/1/36 (MBIA)	Aaa/AAA	2,242,560
	New York City Municipal Water Finance Auth. Rev. (g)
7,500	4.50%, 6/15/33, Ser. C	Aa2/AA+	6,428,175
5,000	5.00%, 6/15/32, Ser. A	Aa2/AA+	4,829,150
15,000	5.125%, 6/15/34, Ser. A	Aa2/AA+	14,691,300
10,000	New York City Transitional Finance Auth. Rev., 5.00%, 11/1/27, Ser. B	Aa1/AAA	9,803,200
7,785	New York City Trust for Cultural Res. Rev., 5.00%, 2/1/34 (FGIC)(g)	Aa3/AA-	7,489,404
3,600	Port Auth. of New York & New Jersey Rev.,
	5.00%, 4/15/32, Ser. 125 (FSA)	Aaa/AAA	3,569,904
	State Dormitory Auth. Rev.,
80	5.25%, 9/1/28, (Pre-refunded @ $102, 9/1/09) (Radian)(b)	Aa3/AA	84,652
1,320	5.25%, 9/1/28 (Radian)	Aa3/AA	1,180,370
7,490	5.50%, 5/15/31, Ser. A (AMBAC)(g)	Aaa/AAA	7,627,591
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	2,329,912
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	1,890,440
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	4,824,484
1,000	New York Univ. Hospital, 5.625%, 7/1/37, Ser. B	Ba2/BB	922,640
8,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	8,459,892
5,000	Rochester General Hospital, 5.00%, 12/1/35 (Radian)	Aa3/AA	4,247,400
4,270	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	4,228,197
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	1,992,680
2,000	State Environmental Facs. Corp. State Clean Water & Drinking Rev.,
	5.125%, 6/15/31	Aaa/AAA	2,012,420

PIMCO New York Municipal Income Fund II Schedule of Investments
February 29, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Tobacco Settlement Asset Backed, Inc. Rev., Ser.1,
$25,000	5.00%, 6/1/34	NR/BBB	$21,937,500
25,000	5.75%, 7/15/32, (Pre-refunded @ $100, 7/15/12) (b)	Aaa/AAA	27,404,000
10,000	6.375%, 7/15/39, (Pre-refunded @ $101, 7/15/09) (b)	Aaa/AAA	10,613,100
	Triborough Bridge & Tunnel Auth. Rev. (FGIC-TCRS),
710	5.00%, 1/1/32	Aa2/AA-	688,792
3,990	5.00%, 1/1/32, (Pre-refunded @ $100, 1/1/12) (b)	Aa2/AAA	4,250,707
1,815	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A	NR/NR	1,614,297
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev.,
	Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	1,913,160
750	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev.,
	Kendal on Hudson, 6.50%, 1/1/34, (Pre-refunded @ $100, 1/1/13) (b)	NR/NR	850,778
	Total New York Municipal Bonds & Notes (cost—$222,457,193)		218,602,166

OTHER MUNICIPAL BONDS & NOTES—6.2%
	California—3.0%
	Alameda Unified School Dist., Alameda Cnty., GO, Ser. A (FSA)
3,500	zero coupon, 8/1/24	Aaa/AAA	1,383,130
3,000	zero coupon, 8/1/25	Aaa/AAA	1,107,120
3,130	Covina Valley Unified School Dist., GO,
	zero coupon, 6/1/25, Ser. B (FGIC)	A3/A+	1,127,770
5,000	Tobacco Securitization Agcy. Rev., Los Angeles Cnty.,
	zero coupon, 6/1/28	Baa3/NR	3,770,100
			7,388,120

	Colorado—0.1%
210	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	97,295

	Puerto Rico—3.1%
5,675	Children's Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	Baa3/BBB	5,296,705
	Electric Power Auth. Power Rev., Ser. NN (Pre-refunded @ $100, 7/1/13) (b)
160	5.125%, 7/1/29	A3/BBB+	172,760
590	5.125%, 7/1/29	A3/AAA	637,053
	Sales Tax Financing Corp. Rev., Ser. A,
14,250	zero coupon, 8/1/54 (AMBAC)	Aaa/AAA	864,832
12,900	zero coupon, 8/1/56	A1/A+	674,541
			7,645,891
	Total Other Municipal Bonds & Notes (cost—$16,987,487)		15,131,306

NEW YORK VARIABLE RATE NOTES (a)(c)(e)—2.9%
5,595	Long Island Power Auth. Electric System Rev.,
	13.42%, 12/1/26, Ser. 339 (d)	Aaa/NR	6,070,575
1,300	State Urban Dev. Corp. Rev., 11.847%, 3/15/35	NR/AAA	1,084,850
	Total New York Variable Rate Notes (cost—$7,013,113)		7,155,425

OTHER VARIABLE RATE NOTES (e)—0.8%
	Puerto Rico—0.8%
1,900	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost—$1,985,788)	Ba1/BBB-	1,986,184

U.S. TREASURY BILLS (f)—0.3%
685	2.08%-3.14%, 3/13/08-5/29/08 (cost—$684,292)		684,292

	Total Investments (cost—$249,127,873)—100.0%		$243,559,373

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p. m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $7,155,425, representing 2.94% of total investments.

(b)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(c)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(e)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 29, 2008.

(f)	All or partial amount segregated as collateral for futures contracts.

(g)

Residual Interest Bonds Held in Trust-Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FSA—insured by Financial Security Assurance, Inc.
GNMA—insured by Government National Mortgage Association
GO—General Obligation Bond
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
Radian—insured by Radian Guaranty, Inc.
TCRS—Temporary Custodian Receipts

Other Investments:

(1) Futures contracts outstanding at February 29, 2008:

			Market
			Value	Expiration	Unrealized
	Type	Contracts	(000)	Date	Depreciation
Short:	U.S. Treasury Bond Futures	(222)	$(26,571)	3/19/08	$(421,883)
	U.S. Treasury Bond Futures	(198)	(23,488)	6/19/08	(531,938)
	U.S. Treasury Notes 10 yr. Futures	(253)	(30,028)	3/19/08	(1,185,937)
					$(2,139,758)

(2) Transactions in options written for the nine months ended February 29, 2008:

	Contracts	Premiums
Options outstanding, May 31, 2007	—	$—
Options written	506	349,143
Options terminated in closing purchase transactions	(506)	(349,143)
Options outstanding, February 29, 2008	—	$—

Item 2. Controls and Procedures
(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17CFR270.30a-3(d)) that occured during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 22, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 22, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 22, 2008